As filed with the Securities and Exchange Commission on December 16, 2016

1933 Act File No. 33-1657

1940 Act File No. 811-4492

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 127

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 126

MFS® SERIES TRUST X

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  617-954-5000

Kristin V. Collins, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on [date] pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date] pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 16th day of December 2016.

MFS® SERIES TRUST X

By:	ROBIN A. STELMACH*
Name:	Robin A. Stelmach
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on December 16, 2016.

SIGNATURE	TITLE

ROBIN A. STELMACH*	President (Principal Executive Officer)
Robin A. Stelmach

DAVID L. DILORENZO*	Principal Financial and Accounting Officer
David L. DiLorenzo

STEVEN E. BULLER*	Trustee
Steven E. Buller

ROBERT E. BUTLER*	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

WILLIAM R. GUTOW*	Trustee
William R. Gutow

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH*	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

ROBERT W. UEK*	Trustee
Robert W. Uek

	*By:	KRSTIN V. COLLINS
	Name:	Kristin V. Collins
as Attorney-in-fact

Executed by Kristin V. Collins on behalf of those indicated pursuant to a Power of Attorney, dated October 13, 2015 (Trustees), and a Power of Attorney, dated October 13, 2015 (Stelmach) (DiLorenzo); filed herewith.

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, a Trustee of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N. Polebaum, Kristin V. Collins, Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 13th day of October, 2015.

STEVEN E. BULLER	Trustee
Steven E. Buller

ROBERT E. BUTLER	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING	Trustee
David H. Gunning

WILLIAM R. GUTOW	Trustee
William R. Gutow

MICHAEL HEGARTY	Trustee
Michael Hegarty

JOHN P. KAVANAUGH	Trustee
John P. Kavanaugh

ROBERT J. MANNING	Trustee
Robert J. Manning

MARYANNE L. ROEPKE	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN	Trustee
Laurie J. Thomsen

ROBERT W. UEK	Trustee
Robert W. Uek

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, being the President and Principal Executive Officer, and Treasurer and Principal Financial and Accounting Officer, respectively, of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N. Polebaum, Kristin V. Collins,  Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 13th day of October, 2015.

ROBIN A. STELMACH	President (Principal Executive Officer)
Robin A. Stelmach

DAVID L. DILORENZO	Principal Financial and Accounting Officer
David L. DiLorenzo

MFS® SERIES TRUST X

MFS® EMERGING MARKETS DEBT FUND

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

101	Risk/Return summary of the fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)